Consolidated Financial Information of Parent (Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net income	$ 56,077	$ 52,476	$ 47,669
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiaries	(2,456)	(1,871)	(9,383)
Deferred income taxes	6,169	6,195	(8,180)
Share-based compensation	30	3,177	3,635
Distributions from unconsolidated subsidiaries	5,501
Changes in operating assets and liabilities:
Other assets	(1,589)	(1,969)	5,644
Payable to related parties	(12,848)	(10,544)	(4,837)
Accrued and other liabilities	8,020	4,576	13,247
Net cash flows (used in) provided by operating activities	227,165	181,474	180,382
Cash Flows from Investing Activities
Net cash flows provided by (used in) investing activities	(840,559)	(608,590)	56,080
Cash Flows from Financing Activities
Proceeds for unsecured borrowings	396,563	291,389
Debt issuance costs	(1,803)	(11,825)	(16,483)
Dividends	(41,392)	(30,531)	(21,629)
Dividend equivalents	(1,426)	(940)	(884)
Net cash flows provided by (used in) financing activities	546,482	668,464	(155,443)
Net (decrease) increase in cash	(66,912)	241,348	81,019
Cash at beginning of period	404,472	163,124	82,105
Cash at end of period	337,560	404,472	163,124
Supplemental Disclosure of Non Cash Activities:
Taxes paid	188	84	2,057
Parent Company [Member]
Cash Flows from Operating Activities
Net income	56,077	52,476	47,669
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings of subsidiaries	(56,446)	(51,136)	(47,602)
Equity earnings from unconsolidated subsidiaries	(2,456)	(1,871)	(1,631)
Deferred income taxes	(2,004)	(1,654)	(1,203)
Share-based compensation	30	3,177	3,635
Amortization of debt discount and others	1,537	76
Distributions from unconsolidated subsidiaries	5,501
Changes in operating assets and liabilities:
Receivable/(payable) to subsidiaries	117,806	12,797	(3,330)
Other assets	(1,672)	45	7
Payable to related parties	(48)	(1,435)	1,121
Accrued and other liabilities	7,211	670	1,316
Net cash flows (used in) provided by operating activities	125,536	13,145	(18)
Cash Flows from Investing Activities
Capital contributions to subsidiaries	(5,058)	(256,515)	(21,000)
Distributions received from subsidiaries	1,925	6,000	41,462
Distributions received from unconsolidated subsidiary	1,132		458
Notes receivable from subsidiaries	(628,994)
Notes payable to subsidiaries	94,101
Net cash flows provided by (used in) investing activities	(536,894)	(250,515)	20,920
Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid		172,595	23,914
Proceeds for unsecured borrowings	396,563	291,389
Debt issuance costs	(1,116)
Dividends	(41,392)	(30,531)	(21,629)
Dividend equivalents	(1,426)	(940)	(884)
Net cash flows provided by (used in) financing activities	352,629	432,513	1,401
Net (decrease) increase in cash	(58,729)	195,143	22,303
Cash at beginning of period	277,267	82,124	59,821
Cash at end of period	218,538	277,267	82,124
Supplemental Disclosure of Non Cash Activities:
Interest	$ 21,488